Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Howmet Aerospace Inc.	65,720	$971,342
Textron Inc.	38,933	1,360,319

		2,331,661

Airlines — 2.3%
American Airlines Group Inc.(a)	84,998	945,178
Delta Air Lines Inc.	97,084	2,424,188
Southwest Airlines Co.	91,727	2,833,447
United Airlines Holdings Inc.(b)	43,214	1,356,055

		7,558,868

Auto Components — 1.0%
Autoliv Inc.	13,415	872,377
BorgWarner Inc.	35,455	1,297,653
Lear Corp.	9,336	1,030,508

		3,200,538

Automobiles — 1.3%
Ford Motor Co.	668,051	4,415,817

Banks — 4.1%
Citizens Financial Group Inc.	72,962	1,810,187
Fifth Third Bancorp.	121,754	2,418,035
Huntington Bancshares Inc./OH	173,455	1,607,928
KeyCorp	166,818	2,003,484
M&T Bank Corp.	21,938	2,324,331
People’s United Financial Inc.	72,493	782,200
Regions Financial Corp.	163,670	1,777,456
Zions Bancorp. N.A.	27,973	908,283

		13,631,904

Beverages — 0.4%
Molson Coors Beverage Co., Class B	32,162	1,206,718

Building Products — 3.1%
Carrier Global Corp.	139,246	3,793,061
Fortune Brands Home & Security Inc.	23,893	1,827,814
Johnson Controls International PLC	127,218	4,895,349

		10,516,224

Capital Markets — 2.7%
Carlyle Group Inc. (The)	19,624	558,695
E*TRADE Financial Corp.	37,804	1,919,309
Franklin Resources Inc.	47,511	1,000,107
State Street Corp.	60,193	3,839,711
TD Ameritrade Holding Corp.	45,330	1,626,894

		8,944,716

Chemicals — 2.5%
Albemarle Corp.	18,183	1,499,370
Celanese Corp.	20,220	1,965,384
Eastman Chemical Co.	23,241	1,734,476
LyondellBasell Industries NV, Class A	43,945	2,747,441
Westlake Chemical Corp.	5,885	320,733

		8,267,404

Communications Equipment — 0.4%
Juniper Networks Inc.	56,669	1,438,259

Construction & Engineering — 0.3%
AECOM(b)	27,418	992,257

Consumer Finance — 1.8%
Ally Financial Inc.	63,819	1,282,762
Discover Financial Services	52,385	2,589,391

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	91,842	$2,032,463

		5,904,616

Containers & Packaging — 2.8%
Amcor PLC(b)	269,266	2,773,440
Crown Holdings Inc.(b)	23,033	1,648,702
International Paper Co.	67,219	2,338,549
Packaging Corp. of America	16,220	1,559,066
Westrock Co.	44,339	1,190,946

		9,510,703

Distributors — 0.7%
Genuine Parts Co.	24,672	2,224,181

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	69,349	1,418,881

Diversified Telecommunication Services — 0.5%
CenturyLink Inc.	168,929	1,630,165

Electric Utilities — 8.4%
Alliant Energy Corp.	42,671	2,297,833
Avangrid Inc.	9,495	472,756
Edison International	64,637	3,598,342
Entergy Corp.	34,232	3,598,810
Evergy Inc.	38,778	2,513,978
Eversource Energy	57,540	5,182,628
FirstEnergy Corp.	92,653	2,686,937
OGE Energy Corp.	34,272	1,127,549
PG&E Corp.(b)	163,013	1,524,171
Pinnacle West Capital Corp.	19,239	1,598,376
PPL Corp.	131,477	3,499,918

		28,101,298

Electrical Equipment — 0.3%
Sensata Technologies Holding PLC(b)	26,912	1,022,118

Electronic Equipment, Instruments & Components — 1.2%
Corning Inc.	129,807	4,024,017

Energy Equipment & Services — 1.9%
Halliburton Co.	150,035	2,150,001
Schlumberger Ltd.	237,349	4,305,511

		6,455,512

Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class A(b)	4,411	145,960
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	34,793	1,233,064

		1,379,024

Equity Real Estate Investment Trusts (REITs) — 4.9%
Host Hotels & Resorts Inc.(a)	120,565	1,299,691
Iron Mountain Inc.	49,235	1,387,935
Medical Properties Trust Inc.	90,357	1,818,886
National Retail Properties Inc.	29,449	1,043,967
Omega Healthcare Investors Inc.	38,806	1,256,538
Simon Property Group Inc.	52,290	3,260,282
Ventas Inc.	63,805	2,447,560
Welltower Inc.	71,399	3,824,130

		16,338,989

Food & Staples Retailing — 1.4%
Kroger Co. (The)	134,457	4,677,759

Food Products — 5.7%
Archer-Daniels-Midland Co.	95,003	4,068,979

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Bunge Ltd.	24,344	$1,057,504
Campbell Soup Co.	28,939	1,434,506
Conagra Brands Inc.	83,302	3,119,660
JM Smucker Co. (The)	19,503	2,132,653
Kellogg Co.	42,781	2,951,461
Pilgrim’s Pride Corp.(b)	8,846	135,786
Post Holdings Inc.(b)	10,977	974,099
Tyson Foods Inc., Class A	50,334	3,093,024

		18,967,672

Gas Utilities — 0.4%
UGI Corp.	35,619	1,187,537

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings Inc.(a)	35,368	4,769,728

Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	25,394	2,544,225
Cardinal Health Inc.	49,937	2,727,559
Henry Schein Inc.(b)	24,415	1,678,043
Laboratory Corp. of America Holdings(b)	16,624	3,207,102
McKesson Corp.	27,681	4,156,579
Quest Diagnostics Inc.	22,871	2,906,218

		17,219,726

Hotels, Restaurants & Leisure — 1.0%
Aramark	43,268	913,820
Carnival Corp.(a)	81,024	1,124,613
Royal Caribbean Cruises Ltd.	29,364	1,430,321

		3,468,754

Household Durables — 1.6%
Mohawk Industries Inc.(b)	10,155	810,877
Newell Brands Inc.	65,358	1,071,871
PulteGroup Inc.	43,108	1,879,509
Whirlpool Corp.	10,631	1,734,128

		5,496,385

Household Products — 0.1%
Reynolds Consumer Products Inc.	8,234	280,450

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	113,715	1,731,879

Insurance — 9.8%
Alleghany Corp.	2,447	1,278,117
American Financial Group Inc./OH	12,729	773,541
American International Group Inc.	147,301	4,734,254
Assurant Inc.	10,214	1,097,699
Cincinnati Financial Corp.	25,806	2,011,062
Everest Re Group Ltd.	6,839	1,496,305
Fidelity National Financial Inc.	49,396	1,598,455
Globe Life Inc.	16,747	1,333,061
Hartford Financial Services Group Inc. (The)	61,239	2,591,635
Lincoln National Corp.	33,046	1,231,624
Markel Corp.(b)	2,356	2,460,936
Principal Financial Group Inc.	43,559	1,848,208
Prudential Financial Inc.	67,554	4,280,897
Reinsurance Group of America Inc.	11,617	990,349
Travelers Companies Inc. (The)	43,241	4,947,635

		32,673,778

IT Services — 0.5%
Western Union Co. (The)	70,275	1,706,277

Security	Shares	Value

Machinery — 4.9%
Cummins Inc.	25,230	$4,875,950
PACCAR Inc.	59,128	5,030,610
Pentair PLC	28,343	1,214,498
Snap-on Inc.	9,296	1,356,007
Stanley Black & Decker Inc.	26,359	4,041,362

		16,518,427

Media — 3.6%
Discovery Inc., Class A(a)(b)	27,316	576,368
Discovery Inc., Class C, NVS(b)	54,181	1,026,730
DISH Network Corp., Class A(a)(b)	43,979	1,412,166
Fox Corp., Class A, NVS	58,600	1,510,122
Fox Corp., Class B(b)	27,187	700,609
Interpublic Group of Companies Inc. (The)	66,633	1,202,726
News Corp., Class A, NVS	66,380	844,353
News Corp., Class B	20,787	265,242
Omnicom Group Inc.	36,647	1,969,043
ViacomCBS Inc., Class A	1,784	49,488
ViacomCBS Inc., Class B, NVS	92,452	2,410,224

		11,967,071

Metals & Mining — 1.0%
Nucor Corp.	51,501	2,160,467
Reliance Steel & Aluminum Co.	10,899	1,070,936

		3,231,403

Mortgage Real Estate Investment — 0.9%
AGNC Investment Corp.	95,663	1,301,017
Annaly Capital Management Inc.	244,637	1,812,760

		3,113,777

Multi-Utilities — 4.6%
Ameren Corp.	42,224	3,388,054
CenterPoint Energy Inc.	93,155	1,770,876
DTE Energy Co.	32,941	3,808,968
NiSource Inc.	65,468	1,600,693
Public Service Enterprise Group Inc.	86,474	4,837,355

		15,405,946

Multiline Retail — 1.1%
Dollar Tree Inc.(b)	40,572	3,787,396

Oil, Gas & Consumable Fuels — 5.9%
Continental Resources Inc./OK	14,337	247,887
Hess Corp.	44,650	2,197,226
HollyFrontier Corp.	25,423	699,133
Marathon Petroleum Corp.	111,210	4,248,222
Occidental Petroleum Corp.	153,925	2,422,779
ONEOK Inc.	75,235	2,099,809
Valero Energy Corp.	69,726	3,920,693
Williams Companies Inc. (The)	207,486	3,969,207

		19,804,956

Personal Products — 0.2%
Herbalife Nutrition Ltd.(b)	15,892	814,306

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(b)	9,463	1,024,370
Mylan NV(b)	88,410	1,424,285
Perrigo Co. PLC	23,313	1,236,055

		3,684,710

Professional Services — 0.6%
Nielsen Holdings PLC	60,854	878,123
Robert Half International Inc.	19,626	998,375

		1,876,498

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.	8,813	$871,694

Road & Rail — 0.1%
AMERCO	1,372	435,926

Semiconductors & Semiconductor Equipment — 0.4%
ON Semiconductor Corp.(b)	70,123	1,444,534

Specialty Retail — 1.2%
Best Buy Co. Inc.	38,876	3,871,661

Technology Hardware, Storage & Peripherals — 4.1%
Dell Technologies Inc., Class C(a)(b)	26,459	1,583,042
Hewlett Packard Enterprise Co.	219,724	2,168,676
HP Inc.	244,557	4,299,312
NetApp Inc.	37,827	1,675,736
Seagate Technology PLC	38,622	1,746,487
Western Digital Corp.	51,256	2,209,133

		13,682,386

Total Common Stocks — 99.6% (Cost: $350,019,207)		333,204,506

Warrants

Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., (Expires 08/03/27)(b)	19,560	109,540

Total Warrants — 0.1% (Cost: $0)		109,540

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	5,239,441	$5,245,204
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	855,000	855,000

		6,100,204

Total Short-Term Investments — 1.8% (Cost: $6,094,262)		6,100,204

Total Investments in Securities — 101.5% (Cost: $356,113,469)		339,414,250

Other Assets, Less Liabilities — (1.5)%		(4,910,032)

Net Assets — 100.0%		$334,504,218

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,269,938	$—		$(2,024,031	)(a)	$2,252	$(2,955)	$5,245,204	5,239,441	$39,756	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	525,000	330,000	(a)	—		—	—	855,000	855,000	289		—

						$2,252	$(2,955)	$6,100,204		$40,045		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	5	09/18/20	$930	$37,474
S&P Select Sector Utilities E-Mini Index	4	09/18/20	245	14,302

				$51,776

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$333,204,506	$—	$—	$333,204,506
Warrants	109,540	—	—	109,540
Money Market Funds	6,100,204	—	—	6,100,204

	$339,414,250	$—	$—	$339,414,250

Derivative financial instruments(a)
Assets
Futures Contracts	$51,776	$—	$—	$51,776

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4